Loan and lease operations (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Payments receivable	R$ 11,492	R$ 10,898
Future financial income	(3,149)	(3,221)
Present value	8,343	7,677
Current [member]
IfrsStatementLineItems [Line Items]
Payments receivable	2,505	2,208
Future financial income	(462)	(482)
Present value	2,043	1,726
Current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Payments receivable	2,505	2,208
Future financial income	(462)	(482)
Present value	2,043	1,726
Non Current [Member]
IfrsStatementLineItems [Line Items]
Payments receivable	8,987	8,690
Future financial income	(2,687)	(2,739)
Present value	6,300	5,951
Non Current [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,918	1,584
Future financial income	(507)	(434)
Present value	1,411	1,150
Non Current [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,481	1,338
Future financial income	(392)	(416)
Present value	1,089	922
Non Current [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	1,024	1,022
Future financial income	(309)	(333)
Present value	715	689
Non Current [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	960	770
Future financial income	(256)	(275)
Present value	704	495
Non Current [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Payments receivable	3,604	3,976
Future financial income	(1,223)	(1,281)
Present value	R$ 2,381	R$ 2,695